Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 05, 2016	Oct. 04, 2016	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)			4,828,464
Weighted-average fair value of options granted (in dollars per share)			$ 0.49
Intrinsic value of options exercised in period			$ 0.0	$ 0.0
Stock options early exercised (in shares)			0	0
Stock options remaining, unvested (in shares)			0
Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)			1,099,855
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)			3,000
Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)			163,512		5,337
Shares reserved for issuance, increase percentage of common stock outstanding and common stock equivalents		4.00%
Award vesting percentage			25.00%
Vesting period			3 years
Equity Incentive Plan | Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 0.6
Weighted average compensation cost recognition period (in years)			2 years 5 months 5 days
Term of award (in years)			P10Y
Equity Incentive Plan | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 0.1
Weighted average compensation cost recognition period (in years)			2 months 12 days
Award vesting percentage			100.00%
Equity Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			100.00%
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)			190,222		74,520
Shares reserved for issuance, increase percentage of common stock outstanding and common stock equivalents	1.00%
Number of years shares reserved for issuance increases automatically	10 years
Shares issued in period (in shares)			0	0